Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
Schedule Of Property And Equipment [Table Text Block]
	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2011	$22,552	$(893)	$21,659

- Additions in equipment and building improvements	1,553	-	1,553
- Depreciation for the year	-	(438)	(438)
Balance, December 31, 2012	$24,105	$(1,331)	$22,774

- Additions in equipment and building improvements	575	-	575
- Depreciation for the year	-	(523)	(523)
Balance, December 31, 2013	$24,680	$(1,854)	$22,826